Regulatory Matters - Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Tier 1 capital to average assets
Capital conservation buffer	0.0250	0.0250
Consolidated
Total capital to risk-weighted assets
Actual	$ 536,549	$ 488,495
Actual, ratio	0.1362	0.1453
Minimum for Adequately Capitalized Institutions	$ 315,059	$ 268,991
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Tier 1 capital to risk-weighted assets
Actual	$ 447,299	$ 406,645
Actual, ratio	0.1136	0.1209
Minimum for Adequately Capitalized Institutions	$ 236,294	$ 201,743
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Common equity tier 1 capital to risk-weighted assets
Actual	$ 408,863	$ 368,277
Actual, ratio	0.1038	0.1095
Minimum for Adequately Capitalized Institutions	$ 177,221	$ 151,307
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 447,299	$ 406,645
Actual, ratio	0.0886	0.0879
Minimum for Adequately Capitalized Institutions	$ 201,875	$ 185,034
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Independent Bank
Total capital to risk-weighted assets
Actual	$ 480,886	$ 438,352
Actual, ratio	0.1222	0.1305
Minimum for Adequately Capitalized Institutions	$ 314,733	$ 268,808
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Minimum for Well-Capitalized Institutions	$ 393,416	$ 336,011
Minimum for well-capitalized institutions, ratio	0.1000	0.1000
Tier 1 capital to risk-weighted assets
Actual	$ 431,685	$ 396,351
Actual, ratio	0.1097	0.1180
Minimum for Adequately Capitalized Institutions	$ 236,049	$ 201,606
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Minimum for Well-Capitalized Institutions	$ 314,733	$ 268,808
Minimum for well-capitalized institutions, ratio	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets
Actual	$ 431,685	$ 396,351
Actual, ratio	0.1097	0.1180
Minimum for Adequately Capitalized Institutions	$ 177,037	$ 151,205
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Minimum for Well-Capitalized Institutions	$ 255,720	$ 218,407
Minimum for well-capitalized institutions, ratio	0.0650	0.0650
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 431,685	$ 396,351
Actual, ratio	0.0856	0.0857
Minimum for Adequately Capitalized Institutions	$ 201,820	$ 185,077
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Minimum for Well-Capitalized Institutions	$ 252,275	$ 231,347
Minimum for well-capitalized institutions, ratio	0.0500	0.0500